Convertible Debentures	12 Months Ended
Dec. 31, 2025
Convertible Debentures [Abstract]
Convertible Debentures

Note 11 — Convertible Debentures

The following represents a summary of all outstanding convertible debentures presented on a combined basis which combines embedded derivative liabilities and convertible debentures at period end.

		As of December 31,
Hybrid Instruments on a Combined Basis	Related SPA	2025	2024
January 2024 Convertible Debenture	August 2022 SPA	$-	$53,928
August 2024 Convertible Debenture	August 2024 SPA	-	1,103,129
June 2025 Secured Convertible Debenture	June 2025 SPA	9,739,679	-
July 2025 Secured Convertible Debenture	June 2025 SPA	2,292,488	-
December 2025 Secured Convertible Debenture	June 2025 SPA	5,997,142	-
		$18,029,309	$1,157,057

August 2022, December 2022, September 2023 and January 2024 Convertible Debentures, under August 2022 SPA

On August 9, 2022, the Company entered into a Securities Purchase Agreement (the “August 2022 SPA”) with ATW Opportunities Master Fund II, L.P. (the “Purchaser”), pursuant to which the Company received net proceeds of $3,300,000 on August 10, 2022 (the “First Closing”) in consideration of the issuance of Convertible Debenture (the “August 2022 Debenture”) in the principal amount of $3,500,000.

The Company also granted the Purchaser the right to purchase an additional $25 million of Debentures within 24-month anniversary of the First Closing Date (the “Subsequent Closings”), pursuant to which the Company received net proceeds of $2,840,000 on December 7, 2022 (the “Second Closing”) in consideration of the issuance of Convertible Debenture (the “December 2022 Debenture”) in the principal amount of $3,000,000.

On September 2, 2023, the Company entered into a letter agreement (the “September 2023 Letter Agreement”) with the Purchaser, pursuant to which the Company issued a Series H ADS Purchase Warrant (the “Series H Warrants”) to purchase up to 20 (13,158 before ratio changes) ADSs with an exercise price equal to $1,235 ($1.90 before ratio changes) per ADS and having a term of exercise expiring five years after the issuance, in consideration for the Purchaser’s exercise of rights to purchase an additional $2,500,000 convertible debenture. On September 5, 2023, the Company received net proceeds of $2,365,000 (the “Third Closing”) upon the issuance of convertible debenture (the “September 2023 Debenture”). The fair value of Series H Warrants is estimated to be at $104 ($0.16 before ratio changes) per share, and the aggregate fair value of $2,000 was treated as issuance costs for the debenture.

On January 23, 2024, the Company entered into a letter agreement (the “January 2024 Letter Agreement”) with the Purchaser, pursuant to which the Company issued a Series I ADS Purchase Warrant (the “Series I Warrants”) to purchase up to 13 (8,850 before ratio changes) ADSs with an exercise price equal to $734.50 ($1.13 before ratio changes) per ADS and having a term of exercise expiring five years after the issuance, in consideration for the Purchaser’s exercise of rights to purchase an additional $1,000,000 convertible debenture. On the same date, the Company received net proceeds of $940,000 (the “Fourth Closing”) upon the issuance of convertible debenture (the “January 2024 Debenture”). The fair value of Series I Warrants is estimated to be at $58.50 ($0.09 before ratio changes) per share, and the aggregate fair value of $800 was treated as issuance costs for the debenture.

The Convertible Debentures issued under August 2022 SPA have the same terms, including 5% OID, maturing at the 36-month anniversary, and bearing interest at a rate of 8% per annum to the extent such interest is paid in cash or 12.0% to the extent such interest is paid in ADSs at the Company’s election. The Debentures is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price that is the lesser of $40,625 ($1.25 before ratio changes) or 85% of the lowest Volume-Weighted Average Price (“VWAP”) in the last fifteen (15) trading days immediately prior to conversion, in no event that the conversion price shall be lower than $24,375 ($0.75 before ratio changes), subject to adjustment, per ADS. Upon the conversion of all of this debenture prior to the maturity date, the holder shall be entitled to receive all interest which would have accrued on the principal amount being converted after the date of such conversion, in any combination of cash or ADSs at the Company’s election (the “Interest Make-Whole”).

In accordance with ASC 815-15-25-1, the Interest Make-Whole feature is an embedded derivative that should be bifurcated and accounted for separately. Upon issuance, the Company bifurcated and recognized the embedded derivative liability for Interest Make-Whole feature at its fair value of approximately $1,241,000, $1,051,000, $878,000 and $352,000 on the Consolidated Balance Sheets for August 2022, December 2022, September 2023 and January 2024 Convertible Debentures, respectively, which equal to the present value of the stated interest cash flows, with any changes in its fair value recognized in the earnings during period, and initially assigned to the host debentures at the carrying value of approximately $2,059,000, $1,789,000, $1,485,000 and $588,000 for August 2022, December 2022, September 2023 and January 2024 Convertible Debentures, respectively, representing the difference between the previous carrying amount of the hybrid instruments and the fair value of the derivatives. Further, the Company charged the debt issuance cost of nil, nil, $1,200 and $800 against the host debentures of August 2022, December 2022, September 2023 and January 2024 Convertible Debentures, respectively.

Debt discounts are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date. The Company recognized interest expense aggregating approximately $2,000, $288,000 and $522,000 for the years ended December 31, 2025, 2024 and 2023, respectively resulting from the amortization of the debt discounts in connection with the debentures issued under August 2022 SPA.

For the year ended December 31, 2023, the whole August 2022 Convertible Debenture along with the Make-Whole interest of approximately $1.2 million were fully converted into an aggregate of 39,489,758 Class A ordinary shares, and the whole December 2022 Convertible Debenture along with the Make-Whole interest of approximately $1.1 million were fully converted into an aggregate of 70,999,400 Class A ordinary shares. As of December 31, 2023, the carrying amount of the hybrid September 2023 Convertible Debenture was approximately $2,476,000, including its embedded derivative liability of approximately $878,000.

For the year ended December 31, 2024, the whole September 2023 Convertible Debenture along with the Make-Whole interest were fully converted into an aggregate of 643,571,750 Class A ordinary shares, and the January 2024 Convertible Debenture along with the Make-Whole interest were partially converted into an aggregate of 440,614,050 Class A ordinary shares. As of December 31, 2024, the carrying amount of the hybrid January 2024 Convertible Debenture was approximately $54,000, including its embedded derivative liability of approximately $18,000.

For the year ended December 31, 2025, the remaining January 2024 Convertible Debenture along with the Make-Whole interest was fully converted into an aggregate of 56,337,500 Class A ordinary shares. As of December 31, 2025, there was no outstanding debentures issued under August 2022 SPA.

August 2024, January 2025 and May 2025 Convertible Debentures, under August 2024 SPA

On August 9, 2024, the Company entered into a Securities Purchase Agreement (the “August 2024 SPA”) with the same purchaser (the “Purchaser”), pursuant to which the Company received net proceeds of $1,400,000 on the same date (the “First Closing”) in consideration of the issuance of Convertible Debenture (the “August 2024 Convertible Debenture”) in the principal amount of $1,500,000 and the issuance of warrant (the “Series J Warrant”) to purchase 6,181 (4,017,858 before ratio changes) ADSs of the Company with an exercise price equal to $182.00 ($0.28 before ratio changes) per ADS and having a term of exercise expiring on August 9, 2031. August 2024 Convertible Debenture is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price that is the lesser of $182.00 ($0.28 before ratio changes) or 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to conversion, in no event that the conversion price shall be lower than $23.14 ($0.04 before ratio changes) per ADS, subject to adjustment. The Company also granted the Purchaser the right to purchase an additional $23,750,000 of Debentures within 24-month anniversary of the First Closing Date.

On January 23, 2025, the Purchaser exercised its subsequent closing right and purchased an additional debenture (the “January 2025 Convertible Debenture”) having a principal balance of $2,135,000, pursuant to which the Company received net proceeds of $2,000,000 on the same date (the “Second Closing”). January 2025 Convertible Debenture is convertible into ADSs, beginning after its original date of issuance at a conversion price at the lower of $104.00 ($0.16 before ratio changes) and 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to the conversion date, in no event that the conversion price shall be lower than $20.80 ($0.03 before ratio changes) per ADS, subject to adjustment. The Company also issued a Series K Warrant (the “Series K Warrant”) to purchase up to 15,396 (10,007,812 before ratio changes) ADSs, with an exercise price equal to $104.00 ($0.16 before ratio changes) per ADS and having a term of exercise expiring on January 23, 2032.

On May 23, 2025, the Purchaser exercised its subsequent closing right and purchased an additional debenture (the “May 2025 Convertible Debenture”) having a principal balance of $750,000, pursuant to which the Company received net proceeds of $705,000 on the same date (the “Third Closing”). May 2025 Convertible Debenture is convertible into ADSs, beginning after its original date of issuance at a conversion price at the lower of $35.23 ($2.71 before ratio change) and 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to the conversion date, in no event that the conversion price shall be lower than $7.02 ($0.54 before ratio change) per ADS, subject to adjustment. The Company also issued a Series L Warrant (the “Series L Warrant”) to purchase up to 10,817 (140,625 before ratio change) ADSs, with an exercise price equal to $52.00 ($4.00 before ratio change) per ADS and having a term of exercise expiring on May 23, 2032.

Except for the fixed conversion price, the debentures issued under August 2024 SPA have the same terms, including 5% OID, bearing interest at a rate of 8% per annum to the extent such interest is paid in cash or 12.0% to the extent such interest is paid in ADSs at the Company’s election, and maturing on the third anniversary of the issuance date. These debentures also have the feature of Interest Make-Whole.

The detachable Series J, Series K and Series L Warrants issued to the Purchaser are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of Series J Warrants is estimated to be at $118.30 ($0.18 before ratio changes) per ADS, by using Binomial Option Pricing Model with an expected term of 7 years, a stock price of $163.15 ($0.25 before ratio changes) per ADS, volatility of 103.17%, a risk free rate of 3.42%, and an expected dividend yield of 0%. The fair value of Series K Warrants is estimated to be at $56.42 ($0.09 before ratio changes) per ADS, by using Binomial Option Pricing Model with an expected term of 7 years, a stock price of $91.00 ($0.14 before ratio changes) per ADS, volatility of 104.60%, a risk free rate of 4.06%, and an expected dividend yield of 0%. The fair value of Series L Warrants is estimated to be at $2.99 ($0.23 before ratio change) per ADS, by using Binomial Option Pricing Model with an expected term of 7 years, a stock price of $35.88 ($2.76 before ratio change) per ADS, volatility of 103.28%, a risk free rate of 3.73%, and an expected dividend yield of 0%.

In accordance with ASC 470-20, Debt with Conversion and Other Options, the net proceeds were allocated to the base instrument of Convertible Debenture and the detachable warrants on their relative fair value basis, in the amount of approximately $460,000, $578,000 and $29,000 for Series J, Series K and Series L Warrants, respectively.

Upon issuance, the Company bifurcated and recognized the embedded derivative liability for Interest Make-Whole feature at its fair value of approximately $528,000, $754,000 and $267,000 on the consolidated balance sheets for August 2024, January 2025 and May 2025 Convertible Debentures, respectively, which equal to the present value of the stated interest cash flows, with any changes in its fair value recognized in the earnings during the period, and initially assigned to the host debentures at the carrying value of approximately $412,000, $668,000 and $409,000 for August 2024, January 2025 and May 2025 Convertible Debentures, respectively, representing the difference between the previous carrying amount of the hybrid instruments and the fair value of the derivatives.

Debt discounts are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date. The Company recognized interest expense aggregating approximately $452,000 and $151,000 for the years ended December 31, 2025 and 2024, respectively resulting from the amortization of the debt discounts in connection with the debentures issued under August 2024 SPA.

As of December 31, 2024, the carrying amount of the hybrid August 2024 Convertible Debenture was approximately $1,103,000, including its embedded derivative liability of approximately $540,000.

For the year ended December 31, 2025, the whole August 2024 Convertible Debenture along with the Make-Whole interest of approximately $540,000 were fully converted into an aggregate of 1,828,532,500 Class A ordinary shares, the whole January 2025 Convertible Debenture along with the Make-Whole interest of approximately $769,000 were fully converted into an aggregate of 5,266,612,500 Class A ordinary shares, and the whole May 2025 Convertible Debenture along with the Make-Whole interest of approximately $270,000 were fully converted into an aggregate of 8,094,255,000 Class A ordinary shares. As of December 31, 2025, there was no outstanding debentures issued under August 2024 SPA.

June 2025, July 2025 and December 2025 Secured Convertible Debentures, under June 2025 SPA

On June 17, 2025, the Company entered into a Securities Purchase Agreement (the “June 2025 SPA”) with an institutional investor (the “Buyer”). Pursuant to the SPA, subject to certain conditions precedent contained therein, the Company may sell to the Buyer up to an aggregate of $600 million in newly issued senior secured convertible debentures (the “Debentures”), and on June 23, 2025 the Company received net proceeds of $10,203,000 in consideration of the issuance of Convertible Debenture (the “June 2025 Secured Convertible Debenture”) in the principal amount of $11,000,000. The Debenture is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price that is the lesser of $36.40 ($2.80 before ratio change) or 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to conversion, in no event that the conversion price shall be lower than $7.80 ($0.60 before ratio change) per ADS, subject to adjustment. The Company has the option to request the Buyer to purchase additional Debentures, and the Buyer has the option to cause the Company to sell additional Debentures (the “Subsequent Closings”). The Buyer’ rights to effect any Subsequent Closings shall terminate upon the fourth anniversary of the First Closing Date. The Company has agreed, subject to certain exceptions contained in the SPA, to use 75% of the net proceeds from the sale of the Debentures to purchase certain cryptocurrency (the “Tokens”) as set forth in the SPA, with $6.5 million of Tokens purchased at the First Closing. The Group had used $6.5 million to purchase tokens. (See Note 6 – Digital Assets for Token purchased).

On July 21, 2025, pursuant to the terms of SPA, the Company consummated its subsequent offering of an additional senior secured convertible debenture with the Buyer in the principal amount of $3,000,000 (July 2025 Secured Convertible Debenture), and received net proceeds of $2,620,000. July 2025 Secured Convertible Debenture is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price that is the lesser of $36.40 ($2.80 before ratio change) or 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to conversion, in no event that the conversion price shall be lower than $7.80 ($0.60 before ratio change) per ADS, subject to adjustment. The Company has agreed and used all net proceeds of $2,620,000 from the second closing to purchase tokens. (See Note 6 – Digital Assets for Token purchased).

On December 3, 2025, the Company and the Buyer entered into an Amendment No. 1 to June 2025 SPA, pursuant to which, among others, the Company and the Buyer agreed that for the third subsequent closing staking, interest shall be accrued at any time the Company earns Tokens in respect of any purchased token (“Crypto Rewards”), and the Buyer is entitled to 50% of the Crypto Rewards. On December 5, 2025, the Company consummated its third subsequent offering in consideration of the issuance of Convertible Debenture in the principal amount of $10,400,000 (the “December 2025 Secured Convertible Debenture”), and received net proceeds of $9,716,820. December 2025 Secured Convertible Debenture is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price that is the lesser of $2.80 or 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to conversion, in no event that the conversion price shall be lower than $0.60 per ADS, subject to adjustment. The Company has agreed and used $8,000,000 out of net proceeds from the third closing to purchase tokens. (See Note 6 – Digital Assets for Token purchased).

The debenture issued under June 2025 SPA have the similar terms with previously issued convertible debentures. It has 4% original investor discount, bears interest at a rate of 8% per annum to the extent such interest is paid in cash or 12.0% to the extent such interest is paid in ADSs at the Company’s election, and matures on the third anniversary of the issuance date. These debentures also have the feature of Interest Make-Whole.

Unlike the previously issued convertible debentures, the debentures issued under June 2025 SPA will rank senior to all outstanding and future indebtedness of the Company and its subsidiaries (subject to certain exceptions contained in the Debentures) and will be secured by a first priority perfected security interest in all of the existing and future assets of the Company and its direct and indirect subsidiaries, including all of the capital stock of each of the subsidiaries and the Tokens purchased with the proceeds of the Debentures, as evidenced by a security agreement (the “Security and Pledge Agreement” or “S&PA”). All purchased Tokens are deposited with the custodian in the blocked custodial control account and staked in accordance with the S&PA. In addition, the Company entered into a Right to Receive Tokens agreement on June 23, 2025 (“Right to Receive Tokens”) which was amended for the third closing on December 5, 2025, pursuant to which the Buyer is entitled to receive from the Company, upon exercise of this Right to Receive Tokens at any time on or after the two-year anniversary of the applicable closing, 24%, 24% and 50% of each type of Tokens purchased with the net proceeds from the first, second and third closings, respectively. If the Company fails to deliver the Tokens, the Company will be required to pay in cash to the Holder an amount calculated based on the number of Tokens and the Tokens’ trading price.

Upon issuance and the closings on June 23, 2025, July 31, 2025 and December 5, 2025, the Company accounted for obligation to deliver digital asset of $1,560,000, $628,800 and $4,000,000 as debt discount and included in “Obligation to deliver digital assets” on the consolidated balance sheets (See Note 9 for the investor’s right to receive tokens).

The Company then bifurcated and recognized the embedded derivative liability for Interest Make-Whole feature at its fair value of approximately $3,917,000, $1,067,000 and $3,687,000 on the consolidated balance sheets for June 2025, July 2025 and December 2025 Secured Convertible Debentures, respectively, which equal to the present value of the stated interest cash flows, with any changes in its fair value recognized in the earnings during the period, and initially assigned to the host debentures at the carrying value of approximately $4,946,000, $984,000 and $2,230,000 for June 2025, July 2025 and December 2025 Secured Convertible Debentures, respectively. Further, the Company charged the debt issuance cost of $220,000, $60,000 and $200,000 for June 2025, July 2025 and December 2025 Secured Convertible Debentures, respectively, representing 2% of the placement agent fee against the host debenture. Debt discount and debt issuance costs are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date.

Debt discounts are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date. The Company recognized interest expense aggregating approximately $1,629,000 for the year ended December 31, 2025 resulting from the amortization of the debt discounts in connection with the debentures issued under June 2025 SPA.

For the year ended December 31, 2025, the June 2025 Secured Convertible Debenture along with the Make-Whole interest were partially converted into an aggregate of 566,280,000 Class A ordinary shares. As of December, 2025, the carrying amount of the hybrid June 2025 Secured Convertible Debenture was approximately $9,740,000, including its embedded derivative liability of approximately $3,924,000, the carrying amount of the hybrid July 2025 Secured Convertible Debenture was approximately $2,292,000, including its embedded derivative liability of approximately $1,080,000, and the carrying amount of the hybrid December 2025 Secured Convertible Debenture was approximately $5,997,000, including its embedded derivative liability of approximately $3,735,000.